Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Clinical trial	$ 260	$ 248
Interest expenses	320	343
Professional service fees	295	433
Payroll	137	145
Other	32	34
Total accrued expenses	1,044	1,203
Accrued government subsidy repayment obligations (Note 18)	3,004	2,878
Repayment of government subsidies (Note 18)	437	413
Other	8	1
Total other current liabilities	$ 3,449	$ 3,292